Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 are summarized below.

	December 31, 2025	December 31, 2024
Net operating loss carryforwards	$5,693,874	$5,303,813
	5,693,874	5,303,813
Valuation allowance	(5,693,874)	(5,303,813)
Net deferred tax assets	$—	$—

Schedule of Income Tax Rate

The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
U. S. federal statutory tax rate	(21.0)%	(21.0)%
State statutory tax rate	(8.25)%	(8.25)%
Change in valuation allowance	29.25%	29.25%
Effective tax rate	0.0%	0.0%